Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 18,174	$ 425,015	$ 7,495
Prepaid expenses	20,000	25,000	30,549
Total Current Assets	38,174	450,015	38,044
Property and Equipment
Property and equipment, net	842	1,352	2,366
Assets under construction	922,639	892,639	846,285
Property and Equipment, net	923,481	893,991	848,651
Total Assets	961,655	1,344,006	886,695
Current Liabilities
Accounts payables and accrued expense	8,017,640	6,846,010	5,631,270
Due to related party	0	0	36,822
Notes payable - related party, net	3,528,573	3,592,948	1,886,000
Convertible notes payable - related party - net	40,833	87,500	0
Notes payable, net	1,518,352	589,812	300,000
Convertible note payable, net	441,428	50,000	49,129
Derivative Liability	705,278	0	0
Total Current Liabilities	14,252,104	11,166,270	7,903,221
Notes payable - related party, net	0	0	1,045,644
Notes payable, net of debt discount	168,334	607,290	602,067
Convertible note payable, net of debt discount	0	80,000	0
Total Liabilities	14,420,438	11,853,560	9,550,932
Stockholders' deficiency
Preferred Stock	0	0	0
Common stock	125,654	122,642	94,344
Additional paid-in capital	57,404,191	57,071,022	44,352,962
Accumulated deficit	(70,988,628)	(67,703,218)	(53,111,543)
Total Stockholders' Deficiency	(13,458,783)	(10,509,554)	(8,664,237)
Total Liabilities and Stockholders' Deficiency	$ 961,655	$ 1,344,006	$ 886,695